Shareholder Report	7 Months Ended	12 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key		0001177017
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2024
C000005496
Shareholder Report [Line Items]
Fund Name		Retirement 2040 Fund
Class Name		Investor Class
Trading Symbol		(TRRDX)
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - Investor Class	$66	0.60%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date 2040 Index, structural composition contributed for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. In addition, the fund’s allocations to U.S. large-cap value and core equities outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection among the emerging markets stock allocation, which trailed its benchmark. Selection among the U.S. small-cap growth stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Retirement 2040 Fund (Investor Class)	21.43%	10.36%	8.38%
Russell 3000 Index (Regulatory Benchmark)	27.58	15.00	12.09
S&P Target Date 2040 Index (Strategy Benchmark)	18.88	9.82	7.74

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 24,304,162,000	$ 24,304,162,000
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount		$ 86,610,000
InvestmentCompanyPortfolioTurnover		26.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$24,304,162
Number of Portfolio Holdings	28

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	65.1%
International Equity Funds	25.1
Domestic Bond Funds	6.2
International Bond Funds	2.5
U.S. Govt & Agencies	0.2
Short-Term and Other	0.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	14.5%
T. Rowe Price Growth Stock Fund	13.7
T. Rowe Price U.S. Large-Cap Core Fund	9.7
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Value Equity Fund	7.0
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Real Assets Fund	5.8
T. Rowe Price New Income Fund	3.6
T. Rowe Price Mid-Cap Growth Fund	3.4

Material Fund Change [Text Block]
C000005497
Shareholder Report [Line Items]
Fund Name		Retirement 2040 Fund
Class Name		Advisor Class
Trading Symbol		(PARDX)
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - Advisor Class	$94	0.85%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date 2040 Index, structural composition contributed for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. In addition, the fund’s allocations to U.S. large-cap value and core equities outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection among the emerging markets stock allocation, which trailed its benchmark. Selection among the U.S. small-cap growth stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Retirement 2040 Fund (Advisor Class)	21.14%	10.08%	8.11%
Russell 3000 Index (Regulatory Benchmark)	27.58	15.00	12.09
S&P Target Date 2040 Index (Strategy Benchmark)	18.88	9.82	7.74

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 24,304,162,000	$ 24,304,162,000
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount		$ 86,610,000
InvestmentCompanyPortfolioTurnover		26.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$24,304,162
Number of Portfolio Holdings	28

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	65.1%
International Equity Funds	25.1
Domestic Bond Funds	6.2
International Bond Funds	2.5
U.S. Govt & Agencies	0.2
Short-Term and Other	0.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	14.5%
T. Rowe Price Growth Stock Fund	13.7
T. Rowe Price U.S. Large-Cap Core Fund	9.7
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Value Equity Fund	7.0
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Real Assets Fund	5.8
T. Rowe Price New Income Fund	3.6
T. Rowe Price Mid-Cap Growth Fund	3.4

Material Fund Change [Text Block]
C000005498
Shareholder Report [Line Items]
Fund Name		Retirement 2040 Fund
Class Name		R Class
Trading Symbol		(RRTDX)
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - R Class	$121	1.10%

Expenses Paid, Amount		$ 121
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date 2040 Index, structural composition contributed for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. In addition, the fund’s allocations to U.S. large-cap value and core equities outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection among the emerging markets stock allocation, which trailed its benchmark. Selection among the U.S. small-cap growth stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Retirement 2040 Fund (R Class)	20.87%	9.81%	7.84%
Russell 3000 Index (Regulatory Benchmark)	27.58	15.00	12.09
S&P Target Date 2040 Index (Strategy Benchmark)	18.88	9.82	7.74

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 24,304,162,000	$ 24,304,162,000
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount		$ 86,610,000
InvestmentCompanyPortfolioTurnover		26.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$24,304,162
Number of Portfolio Holdings	28

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	65.1%
International Equity Funds	25.1
Domestic Bond Funds	6.2
International Bond Funds	2.5
U.S. Govt & Agencies	0.2
Short-Term and Other	0.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	14.5%
T. Rowe Price Growth Stock Fund	13.7
T. Rowe Price U.S. Large-Cap Core Fund	9.7
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Value Equity Fund	7.0
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Real Assets Fund	5.8
T. Rowe Price New Income Fund	3.6
T. Rowe Price Mid-Cap Growth Fund	3.4

Material Fund Change [Text Block]
C000244823
Shareholder Report [Line Items]
Fund Name	Retirement 2040 Fund
Class Name	I Class
Trading Symbol	(TRHDX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - I Class	$26	0.43%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Compared with the style-specific S&P Target Date 2040 Index, structural composition contributed for the trailing one-year period. As global equity markets climbed, the fund’s higher-equity and lower-cash allocations relative to its benchmark contributed to results. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. In addition, the fund’s allocations to U.S. large-cap value and core equities outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, a leading detractor from relative performance was security selection among the emerging markets stock allocation, which trailed its benchmark. Selection among the U.S. small-cap growth stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception 11/13/2023
Retirement 2040 Fund (I Class)	17.99%
Russell 3000 Index (Regulatory Benchmark)	20.72
S&P Target Date 2040 Index (Strategy Benchmark)	16.11

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 24,304,162,000	$ 24,304,162,000
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 86,610,000
InvestmentCompanyPortfolioTurnover	26.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$24,304,162
Number of Portfolio Holdings	28

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	65.1%
International Equity Funds	25.1
Domestic Bond Funds	6.2
International Bond Funds	2.5
U.S. Govt & Agencies	0.2
Short-Term and Other	0.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	14.5%
T. Rowe Price Growth Stock Fund	13.7
T. Rowe Price U.S. Large-Cap Core Fund	9.7
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Value Equity Fund	7.0
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Real Assets Fund	5.8
T. Rowe Price New Income Fund	3.6
T. Rowe Price Mid-Cap Growth Fund	3.4

Material Fund Change [Text Block]